Income Taxes - Summary of Reconciliation of Theoretical Income Tax Expense to Actual Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before taxes on income and before Equity in earnings of investee	$ (26,137)	$ (19,488)	$ (25,541)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (6,011)	$ (4,482)	$ (5,874)
Increase (decrease) in taxes resulting from [Abstract]
Effect of different tax rates applicable in foreign jurisdictions	1	4	5
Operating losses and other temporary differences for which valuation allowance was provided	3,773	3,224	5,203
Permanent differences	2,338	1,321	799
Tax prepayment	306	97	281
Income tax expenses	$ 407	$ 164	$ 414